PORTFOLIO OF INVESTMENTS – as of October 31, 2020 (Unaudited)

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks – 35.0% of Net Assets
	Aerospace & Defense – 0.4%
9	Axon Enterprise, Inc.(a)	$890
35	Boeing Co. (The)	5,054
17	General Dynamics Corp.	2,232
12	Moog, Inc., Class A	749
22	Raytheon Technologies Corp.	1,195

		10,120

	Air Freight & Logistics – 0.4%
82	Expeditors International of Washington, Inc.	7,246
18	United Parcel Service, Inc., Class B	2,828

		10,074

	Airlines – 0.1%
4	Delta Air Lines, Inc.	123
124	JetBlue Airways Corp.(a)	1,484

		1,607

	Auto Components – 0.2%
47	Aptiv PLC	4,535
5	BorgWarner, Inc.	175
11	Visteon Corp.(a)	986

		5,696

	Automobiles – 0.3%
174	General Motors Co.	6,008
12	Thor Industries, Inc.	1,015

		7,023

	Banks – 1.6%
32	Ameris Bancorp	938
58	BancorpSouth Bank	1,358
299	Bank of America Corp.	7,086
126	Cadence BanCorp	1,414
148	Citigroup, Inc.	6,130
53	Citizens Financial Group, Inc.	1,444
44	Columbia Banking System, Inc.	1,250
3	Comerica, Inc.	136
28	Cullen/Frost Bankers, Inc.	1,968
101	Fulton Financial Corp.	1,110
60	Huntington Bancshares, Inc.	626
51	International Bancshares Corp.	1,412
94	KeyCorp	1,220
7	M&T Bank Corp.	725
66	People’s United Financial, Inc.	704
22	PNC Financial Services Group, Inc. (The)	2,461
103	Regions Financial Corp.	1,370
47	TCF Financial Corp.	1,279
40	Truist Financial Corp.	1,685

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
80	Trustmark Corp.	$1,871
47	U.S. Bancorp	1,831
141	Wells Fargo & Co.	3,024
21	Wintrust Financial Corp.	1,034

		42,076

	Beverages – 0.9%
54	Coca-Cola Co. (The)	2,595
35	Constellation Brands, Inc., Class A	5,783
128	Keurig Dr Pepper, Inc.	3,443
130	Monster Beverage Corp.(a)	9,954
19	PepsiCo, Inc.	2,533

		24,308

	Biotechnology – 0.9%
17	AbbVie, Inc.	1,447
9	Alexion Pharmaceuticals, Inc.(a)	1,036
14	Amgen, Inc.	3,037
4	Biogen, Inc.(a)	1,008
33	BioMarin Pharmaceutical, Inc.(a)	2,456
39	Gilead Sciences, Inc.	2,268
8	Ligand Pharmaceuticals, Inc.(a)	660
20	Regeneron Pharmaceuticals, Inc.(a)	10,871
2	Vertex Pharmaceuticals, Inc.(a)	417

		23,200

	Building Products – 0.2%
8	Lennox International, Inc.	2,173
25	Owens Corning	1,637
16	Trex Co., Inc.(a)	1,113

		4,923

	Capital Markets – 2.1%
17	Ameriprise Financial, Inc.	2,734
156	Bank of New York Mellon Corp. (The)	5,360
2	BlackRock, Inc.	1,199
175	Charles Schwab Corp. (The)	7,194
5	CME Group, Inc.	754
19	FactSet Research Systems, Inc.	5,824
20	Franklin Resources, Inc.	375
24	Goldman Sachs Group, Inc. (The)	4,537
8	Intercontinental Exchange, Inc.	755
16	Invesco Ltd.	210
41	Janus Henderson Group PLC	996
11	Moody’s Corp.	2,892
9	MSCI, Inc.	3,149
16	Nasdaq, Inc.	1,936
38	Northern Trust Corp.	2,974
17	S&P Global, Inc.	5,486
71	SEI Investments Co.	3,490
106	State Street Corp.	6,243

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
2	T. Rowe Price Group, Inc.	$253

		56,361

	Chemicals – 0.4%
2	Air Products & Chemicals, Inc.	552
8	DuPont de Nemours, Inc.	455
2	Ecolab, Inc.	367
22	HB Fuller Co.	996
16	Innospec, Inc.	1,058
18	Linde PLC	3,966
19	Minerals Technologies, Inc.	1,039
11	Stepan Co.	1,281

		9,714

	Commercial Services & Supplies – 0.2%
20	Healthcare Services Group, Inc.	458
11	MSA Safety, Inc.	1,451
2	Republic Services, Inc.	176
17	Tetra Tech, Inc.	1,715
12	Waste Management, Inc.	1,295

		5,095

	Communications Equipment – 0.3%
27	Ciena Corp.(a)	1,064
175	Cisco Systems, Inc.	6,282
2	F5 Networks, Inc.(a)	266
15	Lumentum Holdings, Inc.(a)	1,240

		8,852

	Construction & Engineering – 0.1%
52	AECOM(a)	2,332
64	Fluor Corp.	726

		3,058

	Consumer Finance – 0.9%
335	Ally Financial, Inc.	8,938
57	American Express Co.	5,201
105	Capital One Financial Corp.	7,673
14	Green Dot Corp., Class A(a)	746

		22,558

	Containers & Packaging – 0.1%
127	Amcor PLC	1,325
14	Ball Corp.	1,246
14	International Paper Co.	612
81	O-I Glass, Inc.	764

		3,947

	Distributors – 0.1%
11	Genuine Parts Co.	995

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – continued
8	POOL CORP.	$2,798

		3,793

	Diversified Consumer Services – 0.1%
34	Service Corp. International	1,575

	Diversified Telecommunication Services – 0.1%
57	AT&T, Inc.	1,540

	Electric Utilities – 0.3%
33	American Electric Power Co., Inc.	2,968
5	Edison International	280
9	Eversource Energy	786
8	Exelon Corp.	319
6	FirstEnergy Corp.	178
15	IDACORP, Inc.	1,316
20	NextEra Energy, Inc.	1,464
12	PPL Corp.	330

		7,641

	Electrical Equipment – 0.4%
6	Acuity Brands, Inc.	535
103	Ballard Power Systems, Inc.(a)	1,521
13	Eaton Corp. PLC	1,349
9	Generac Holdings, Inc.(a)	1,892
10	Hubbell, Inc.	1,455
11	Rockwell Automation, Inc.	2,608
17	Sunrun, Inc.(a)	885

		10,245

	Electronic Equipment, Instruments & Components – 0.6%
29	Avnet, Inc.	715
29	Cognex Corp.	1,911
6	Coherent, Inc.(a)	751
11	Corning, Inc.	352
39	Itron, Inc.(a)	2,650
6	Littelfuse, Inc.	1,188
6	Rogers Corp.(a)	727
44	TE Connectivity Ltd.	4,263
35	Trimble, Inc.(a)	1,685
52	Vishay Intertechnology, Inc.	843

		15,085

	Energy Equipment & Services – 0.1%
220	Archrock, Inc.	1,305
33	Baker Hughes Co.	487
24	National Oilwell Varco, Inc.	202
114	Schlumberger NV	1,703
42	TechnipFMC PLC	232

		3,929

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 0.8%
39	Activision Blizzard, Inc.	$2,953
61	Cinemark Holdings, Inc.	500
19	Electronic Arts, Inc.(a)	2,277
11	Netflix, Inc.(a)	5,233
12	Take-Two Interactive Software, Inc.(a)	1,859
60	Walt Disney Co. (The)	7,275

		20,097

	Food & Staples Retailing – 0.2%
23	BJ’s Wholesale Club Holdings, Inc.(a)	881
21	Kroger Co. (The)	676
70	SpartanNash Co.	1,289
10	Sysco Corp.	553
31	Walgreens Boots Alliance, Inc.	1,055

		4,454

	Food Products – 0.3%
20	Campbell Soup Co.	933
6	Conagra Brands, Inc.	211
15	General Mills, Inc.	887
30	Hain Celestial Group, Inc. (The)(a)	922
20	Hormel Foods Corp.	974
15	Ingredion, Inc.	1,063
4	J.M. Smucker Co. (The)	449
7	Kellogg Co.	440
1	McCormick & Co., Inc.	180
21	Mondelez International, Inc., Class A	1,116

		7,175

	Gas Utilities – 0.1%
31	New Jersey Resources Corp.	905
17	ONE Gas, Inc.	1,174
34	South Jersey Industries, Inc.	655
37	UGI Corp.	1,196

		3,930

	Health Care Equipment & Supplies – 0.7%
15	Abbott Laboratories	1,577
3	Becton Dickinson & Co.	693
12	Boston Scientific Corp.(a)	411
2	Cooper Cos., Inc. (The)	638
5	Danaher Corp.	1,148
4	DENTSPLY SIRONA, Inc.	189
5	Edwards Lifesciences Corp.(a)	358
16	Globus Medical, Inc., Class A(a)	834
8	Haemonetics Corp.(a)	809
15	Hill-Rom Holdings, Inc.	1,366
7	Hologic, Inc.(a)	482
4	Intuitive Surgical, Inc.(a)	2,668
11	Medtronic PLC	1,106
38	Meridian Bioscience, Inc.(a)	652

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
12	Merit Medical Systems, Inc.(a)	$601
8	Penumbra, Inc.(a)	2,088
4	Quidel Corp.(a)	1,073
1	STERIS PLC	177
3	Stryker Corp.	606
2	Varian Medical Systems, Inc.(a)	346

		17,822

	Health Care Providers & Services – 1.3%
5	Amedisys, Inc.(a)	1,295
2	Anthem, Inc.	546
12	BioTelemetry, Inc.(a)	511
23	Centene Corp.(a)	1,359
4	Chemed Corp.	1,913
14	Cigna Corp.	2,337
67	CVS Health Corp.	3,758
5	DaVita, Inc.(a)	431
15	Encompass Health Corp.	920
46	HCA Healthcare, Inc.	5,701
9	Henry Schein, Inc.(a)	572
17	Humana, Inc.	6,788
6	Laboratory Corp. of America Holdings(a)	1,199
60	MEDNAX, Inc.(a)	765
27	Patterson Cos., Inc.	672
27	Quest Diagnostics, Inc.	3,298
8	UnitedHealth Group, Inc.	2,441

		34,506

	Health Care Technology – 0.2%
59	Allscripts Healthcare Solutions, Inc.(a)	595
64	Cerner Corp.	4,486
28	HMS Holdings Corp.(a)	745

		5,826

	Hotels, Restaurants & Leisure – 0.9%
14	Dine Brands Global, Inc.	720
16	Dunkin’ Brands Group, Inc.	1,595
55	Hilton Worldwide Holdings, Inc.	4,830
9	Jack in the Box, Inc.	720
10	Marriott Vacations Worldwide Corp.	966
187	MGM Resorts International	3,847
57	Starbucks Corp.	4,957
58	Wendy’s Co. (The)	1,267
73	Yum China Holdings, Inc.	3,886
23	Yum! Brands, Inc.	2,147

		24,935

	Household Durables – 0.2%
47	KB Home	1,516
35	Meritage Homes Corp.(a)	3,048

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – continued
63	Taylor Morrison Home Corp.(a)	$1,361

		5,925

	Household Products – 0.5%
12	Church & Dwight Co., Inc.	1,061
1	Clorox Co. (The)	207
76	Colgate-Palmolive Co.	5,995
17	Kimberly-Clark Corp.	2,254
29	Procter & Gamble Co. (The)	3,976

		13,493

	Independent Power & Renewable Electricity Producers – 0.3%
24	AES Corp. (The)	468
59	NextEra Energy Partners LP	3,705
27	Ormat Technologies, Inc.	1,914
37	Sunnova Energy International, Inc.(a)	890

		6,977

	Industrial Conglomerates – 0.2%
7	3M Co.	1,120
8	Carlisle Cos., Inc.	991
558	General Electric Co.	4,140
2	Honeywell International, Inc.	330

		6,581

	Insurance – 0.9%
8	Aflac, Inc.	272
11	Allstate Corp. (The)	976
166	American International Group, Inc.	5,227
18	Chubb Ltd.	2,338
4	eHealth, Inc.(a)	269
27	First American Financial Corp.	1,204
10	Hanover Insurance Group, Inc. (The)	957
4	Lincoln National Corp.	140
8	Marsh & McLennan Cos., Inc.	828
54	MetLife, Inc.	2,044
18	Prudential Financial, Inc.	1,152
75	Reinsurance Group of America, Inc.	7,577
9	Travelers Cos., Inc. (The)	1,086

		24,070

	Interactive Media & Services – 2.0%
8	Alphabet, Inc., Class A(a)	12,929
10	Alphabet, Inc., Class C(a)	16,210
84	Facebook, Inc., Class A(a)	22,101
47	Twitter, Inc.(a)	1,944

		53,184

	Internet & Direct Marketing Retail – 1.8%
53	Alibaba Group Holding Ltd., Sponsored ADR(a)	16,149
5	Amazon.com, Inc.(a)	15,181

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – continued
4	Booking Holdings, Inc.(a)	$6,490
134	eBay, Inc.	6,382
279	Qurate Retail, Inc., Class A	1,889

		46,091

	IT Services – 1.9%
6	Accenture PLC, Class A	1,301
54	Automatic Data Processing, Inc.	8,530
20	Cognizant Technology Solutions Corp., Class A	1,428
202	DXC Technology Co.	3,721
6	Fidelity National Information Services, Inc.	748
35	Fiserv, Inc.(a)	3,341
36	Gartner, Inc.(a)	4,324
18	MasterCard, Inc., Class A	5,196
8	Paychex, Inc.	658
79	Sabre Corp.	515
3	VeriSign, Inc.(a)	572
86	Visa, Inc., Class A	15,627
91	Western Union Co. (The)	1,769
8	WEX, Inc.(a)	1,012

		48,742

	Leisure Products – 0.0%
36	Callaway Golf Co.	558

	Life Sciences Tools & Services – 0.5%
6	Agilent Technologies, Inc.	612
21	Illumina, Inc.(a)	6,147
3	IQVIA Holdings, Inc.(a)	462
33	NeoGenomics, Inc.(a)	1,295
15	Repligen Corp.(a)	2,498
4	Thermo Fisher Scientific, Inc.	1,892
2	Waters Corp.(a)	446

		13,352

	Machinery – 1.4%
19	AGCO Corp.	1,464
48	Caterpillar, Inc.	7,538
19	Cummins, Inc.	4,178
40	Deere & Co.	9,037
17	Flowserve Corp.	495
6	Illinois Tool Works, Inc.	1,175
26	ITT, Inc.	1,573
33	Kennametal, Inc.	1,023
20	Oshkosh Corp.	1,347
22	Parker-Hannifin Corp.	4,584
6	Proto Labs, Inc.(a)	709
26	Terex Corp.	642
23	Toro Co. (The)	1,888

		35,653

Shares	Description	Value (†)
Common Stocks – continued
	Media – 0.7%
2	Cable One, Inc.	$3,464
9	Charter Communications, Inc., Class A(a)	5,434
165	Comcast Corp., Class A	6,970
6	Discovery, Inc., Series C(a)	110
28	New York Times Co. (The), Class A	1,110
47	Omnicom Group, Inc.	2,218

		19,306

	Metals & Mining – 0.2%
47	Commercial Metals Co.	971
8	Newmont Corp.	503
3	Nucor Corp.	143
20	Reliance Steel & Aluminum Co.	2,180
13	Royal Gold, Inc.	1,544

		5,341

	Multi-Utilities – 0.2%
21	Consolidated Edison, Inc.	1,648
8	Dominion Energy, Inc.	643
7	DTE Energy Co.	864
3	Sempra Energy	376
6	WEC Energy Group, Inc.	603

		4,134

	Multiline Retail – 0.1%
119	Macy’s, Inc.	739
5	Target Corp.	761

		1,500

	Oil, Gas & Consumable Fuels – 0.5%
365	Apache Corp.	3,030
5	Chevron Corp.	348
28	Concho Resources, Inc.	1,162
23	Devon Energy Corp.	205
56	Diamondback Energy, Inc.	1,454
139	EOG Resources, Inc.	4,759
48	EQT Corp.	727
117	Marathon Oil Corp.	463
22	ONEOK, Inc.	638
147	Southwestern Energy Co.(a)	392
16	Valero Energy Corp.	618
25	World Fuel Services Corp.	526

		14,322

	Paper & Forest Products – 0.0%
34	Louisiana-Pacific Corp.	972

	Pharmaceuticals – 0.7%
21	Bristol-Myers Squibb Co.	1,227
7	Eli Lilly & Co.	913
11	Jazz Pharmaceuticals PLC(a)	1,585

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
24	Merck & Co., Inc.	$1,805
34	Novartis AG, Sponsored ADR	2,655
27	Novo Nordisk A/S, Sponsored ADR	1,725
10	Perrigo Co. PLC	439
52	Pfizer, Inc.	1,845
144	Roche Holding AG, Sponsored ADR	5,759

		17,953

	Professional Services – 0.3%
21	Exponent, Inc.	1,461
2	IHS Markit Ltd.	162
8	Insperity, Inc.	613
21	Korn Ferry	634
13	ManpowerGroup, Inc.	882
151	Nielsen Holdings PLC	2,040
8	Verisk Analytics, Inc.	1,424

		7,216

	Real Estate Management & Development – 0.1%
43	CBRE Group, Inc., Class A(a)	2,167
11	Jones Lang LaSalle, Inc.	1,242

		3,409

	REITs - Apartments – 0.2%
38	American Campus Communities, Inc.	1,424
2	AvalonBay Communities, Inc.	278
25	Camden Property Trust	2,306
11	Equity Residential	517

		4,525

	REITs - Diversified – 0.1%
9	Crown Castle International Corp.	1,406
4	Digital Realty Trust, Inc.	577
1	Equinix, Inc.	731
18	Weyerhaeuser Co.	491

		3,205

	REITs - Health Care – 0.1%
66	Healthpeak Properties, Inc.	1,780
10	Ventas, Inc.	395
4	Welltower, Inc.	215

		2,390

	REITs - Hotels – 0.1%
30	Host Hotels & Resorts, Inc.	315
111	Park Hotels & Resorts, Inc.	1,102

		1,417

	REITs - Mortgage – 0.1%
63	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,637

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Office Property – 0.2%
1	Boston Properties, Inc.	$73
57	Corporate Office Properties Trust	1,279
64	Douglas Emmett, Inc.	1,510
86	Easterly Government Properties, Inc.	1,797
28	Kilroy Realty Corp.	1,318

		5,977

	REITs - Shopping Centers – 0.1%
153	Brixmor Property Group, Inc.	1,677

	REITs - Storage – 0.0%
7	Iron Mountain, Inc.	182

	REITs - Warehouse/Industrials – 0.1%
18	CyrusOne, Inc.	1,279
14	ProLogis, Inc.	1,389

		2,668

	Road & Rail – 0.2%
7	CSX Corp.	553
8	Norfolk Southern Corp.	1,673
16	Ryder System, Inc.	788
6	Union Pacific Corp.	1,063

		4,077

	Semiconductors & Semiconductor Equipment – 1.7%
31	Advanced Micro Devices, Inc.(a)	2,334
3	Analog Devices, Inc.	356
8	Applied Materials, Inc.	474
22	Cirrus Logic, Inc.(a)	1,515
30	Cree, Inc.(a)	1,908
18	Enphase Energy, Inc.(a)	1,766
59	First Solar, Inc.(a)	5,136
29	Ichor Holdings Ltd.(a)	674
36	Intel Corp.	1,594
1	Lam Research Corp.	342
9	Micron Technology, Inc.(a)	453
30	NVIDIA Corp.	15,041
54	QUALCOMM, Inc.	6,661
17	Silicon Laboratories, Inc.(a)	1,742
19	Texas Instruments, Inc.	2,747
9	Universal Display Corp.	1,785

		44,528

	Software – 2.5%
5	Adobe, Inc.(a)	2,236
49	Autodesk, Inc.(a)	11,541
13	Blackbaud, Inc.	641
18	Bottomline Technologies, Inc.(a)	715
7	Cadence Design Systems, Inc.(a)	766
3	Citrix Systems, Inc.	340

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
6	Fair Isaac Corp.(a)	$2,349
2	Intuit, Inc.	629
57	Microsoft Corp.	11,541
104	NortonLifeLock, Inc.	2,139
172	Oracle Corp.	9,651
11	Paylocity Holding Corp.(a)	2,041
15	PTC, Inc.(a)	1,258
11	Qualys, Inc.(a)	966
37	salesforce.com, Inc.(a)	8,594
2	ServiceNow, Inc.(a)	995
46	Workday, Inc., Class A(a)	9,666

		66,068

	Specialty Retail – 0.8%
13	Aaron’s Holdings Co., Inc.	679
38	American Eagle Outfitters, Inc.	521
14	Asbury Automotive Group, Inc.(a)	1,442
2	AutoZone, Inc.(a)	2,258
4	Best Buy Co., Inc.	446
7	Five Below, Inc.(a)	933
100	Gap, Inc. (The)	1,945
19	Home Depot, Inc. (The)	5,067
10	Lithia Motors, Inc., Class A	2,296
18	Lowe’s Cos., Inc.	2,846
11	Monro, Inc.	463
17	Tiffany & Co.	2,224
14	Williams-Sonoma, Inc.	1,277

		22,397

	Technology Hardware, Storage & Peripherals – 0.3%
48	Apple, Inc.	5,225
60	Hewlett Packard Enterprise Co.	518
57	HP, Inc.	1,024
36	NCR Corp.(a)	732
4	Seagate Technology PLC	191

		7,690

	Textiles, Apparel & Luxury Goods – 0.4%
8	Deckers Outdoor Corp.(a)	2,027
24	NIKE, Inc., Class B	2,882
258	Under Armour, Inc., Class A(a)	3,571
16	VF Corp.	1,075
33	Wolverine World Wide, Inc.	880

		10,435

	Thrifts & Mortgage Finance – 0.0%
124	New York Community Bancorp, Inc.	1,030

	Trading Companies & Distributors – 0.0%
11	GATX Corp.	751

Shares	Description	Value (†)
Common Stocks – continued
	Water Utilities – 0.2%
10	American Water Works Co., Inc.	$1,505
81	Essential Utilities, Inc.	3,337

		4,842

	Wireless Telecommunication Services – 0.1%
24	Shenandoah Telecommunications Co.	1,047
21	T-Mobile US, Inc.(a)	2,301

		3,348

	Total Common Stocks (Identified Cost $902,873)	919,788

Principal Amount
Bonds and Notes – 19.1%
	Agency Commercial Mortgage-Backed Securities – 0.2%
$ 5,856	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	5,871

	Automotive – 0.4%
5,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	5,480
5,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	5,131

		10,611

	Banking – 3.3%
5,000	American Express Co., 3.700%, 8/03/2023	5,428
5,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	5,151
5,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	5,467
5,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	5,428
5,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	5,323
5,000	Capital One Financial Corp., 3.300%, 10/30/2024	5,423
4,000	Citigroup, Inc., 4.600%, 3/09/2026	4,611
2,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	2,090
5,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	5,559
5,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	5,383
5,000	KeyCorp, MTN, 2.550%, 10/01/2029	5,321
5,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	5,526
5,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	5,440

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	$2,135
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,154
5,000	Truist Bank, 3.200%, 4/01/2024	5,399
5,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	5,397
5,000	Westpac Banking Corp., 2.350%, 2/19/2025	5,322

		86,557

	Brokerage – 0.5%
5,000	BlackRock, Inc., 2.400%, 4/30/2030	5,375
9,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	9,355

		14,730

	Cable Satellite – 0.2%
5,000	Comcast Corp., 3.000%, 2/01/2024	5,379

	Construction Machinery – 0.4%
5,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	5,030
5,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	5,135

		10,165

	Consumer Cyclical Services – 0.3%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	2,453
5,000	eBay, Inc., 3.800%, 3/09/2022	5,212

		7,665

	Electric – 0.9%
5,000	Duke Energy Corp., 3.750%, 4/15/2024	5,481
5,000	Entergy Corp., 0.900%, 9/15/2025	5,001
2,000	Exelon Corp., 4.050%, 4/15/2030	2,315
5,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	5,180
5,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	5,545

		23,522

	Finance Companies – 0.3%
7,000	Ares Capital Corp., 3.250%, 7/15/2025	7,018

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Financial Other – 0.2%
$ 5,000	ORIX Corp., 2.900%, 7/18/2022	$5,181

	Food & Beverage – 0.6%
5,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	5,131
5,000	General Mills, Inc., 4.000%, 4/17/2025	5,644
5,000	Mondelez International, Inc., 2.750%, 4/13/2030	5,389

		16,164

	Government Owned - No Guarantee – 0.4%
8,000	Federal National Mortgage Association, 6.625%, 11/15/2030	12,130

	Health Insurance – 0.4%
4,000	Anthem, Inc., 4.101%, 3/01/2028	4,610
4,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	5,784

		10,394

	Healthcare – 0.7%
2,000	Cigna Corp., 3.750%, 7/15/2023	2,164
4,000	CVS Health Corp., 4.300%, 3/25/2028	4,632
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,111
4,000	McKesson Corp., 3.950%, 2/16/2028	4,609
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,169
2,000	Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023	2,116

		17,801

	Independent Energy – 0.2%
5,000	EQT Corp., 3.000%, 10/01/2022	4,992

	Integrated Energy – 0.6%
5,000	BP Capital Markets PLC, 3.814%, 2/10/2024	5,480
5,000	Exxon Mobil Corp., 2.992%, 3/19/2025	5,438
3,000	Shell International Finance BV, 6.375%, 12/15/2038	4,445

		15,363

	Life Insurance – 0.3%
5,000	American International Group, Inc., 3.400%, 6/30/2030	5,559

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Life Insurance – continued
$2,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	$2,108

		7,667

	Media Entertainment – 0.1%
2,000	ViacomCBS, Inc., 4.750%, 5/15/2025	2,296

	Midstream – 0.4%
5,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	5,260
5,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	5,428

		10,688

	Mortgage Related – 5.4%
2,964	FHLMC, 3.000%, 6/01/2049	3,094
4,978	FNMA, 2.000%, 9/01/2050	5,136
4,949	FNMA, 2.500%, 8/01/2050	5,161
69,219	FNMA, 3.000%, with various maturities from 2035 to 2050(c)	72,622
24,881	FNMA, 3.500%, with various maturities in 2049(c)	26,483
18,887	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	20,151
9,256	FNMA, 4.500%, with various maturities in 2049(c)	10,002

		142,649

	Natural Gas – 0.2%
5,000	NiSource, Inc., 0.950%, 8/15/2025	4,984

	Oil Field Services – 0.2%
5,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	5,226

	Pharmaceuticals – 0.6%
5,000	AbbVie, Inc., 3.600%, 5/14/2025	5,534
5,000	Amgen, Inc., 2.650%, 5/11/2022	5,165
5,000	Johnson & Johnson, 1.300%, 9/01/2030	4,983

		15,682

	Railroads – 0.2%
5,000	CSX Corp., 2.600%, 11/01/2026	5,432

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	REITs - Office Property – 0.1%
$2,000	Boston Properties LP, 2.750%, 10/01/2026	$2,142

	Restaurants – 0.2%
5,000	Starbucks Corp., 2.250%, 3/12/2030	5,133

	Technology – 1.4%
5,000	Apple, Inc., 2.500%, 2/09/2025	5,376
2,000	Broadcom, Inc., 4.110%, 9/15/2028	2,228
4,000	HP, Inc., 3.000%, 6/17/2027	4,301
2,000	Intel Corp., 2.450%, 11/15/2029	2,159
4,000	International Business Machines Corp., 4.000%, 6/20/2042	4,740
2,000	NVIDIA Corp., 2.850%, 4/01/2030	2,216
5,000	Oracle Corp., 2.950%, 5/15/2025	5,441
5,000	QUALCOMM, Inc., 1.650%, 5/20/2032, 144A	4,892
5,000	VMware, Inc., 2.950%, 8/21/2022	5,191

		36,544

	Wireless – 0.2%
4,000	Vodafone Group PLC, 6.150%, 2/27/2037	5,576

	Wirelines – 0.2%
5,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.380%, 5/15/2025(d)	5,122

	Total Bonds and Notes (Identified Cost $497,976)	502,684

Shares
Exchange-Traded Funds – 4.6%
1,957	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $122,776)	119,671

Affiliated Mutual Funds – 40.1%
19,551	Loomis Sayles Inflation Protected Securities Fund, Class N	229,139
23,476	Loomis Sayles Limited Term Government and Agency Fund, Class N	271,151
23,622	Mirova Global Green Bond Fund, Class N	257,002
9,544	Mirova International Sustainable Equity Fund, Class N	121,592
3,151	WCM Focused Emerging Markets Fund	54,033
5,655	WCM Focused International Growth Fund	120,617

	Total Affiliated Mutual Funds (Identified Cost $1,037,092)	1,053,534

Description	Value (†)
Total Investments – 98.8% (Identified Cost $2,560,717)	$2,595,677
Other assets less liabilities – 1.2%	32,320

Net Assets – 100.0%	$2,627,997

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of October 31, 2020 is disclosed.

(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of October 31, 2020 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the value of Rule 144A holdings amounted to $4,892 or 0.2% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2020, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$518,655	$239,618	$566,360	$48,843	$(11,617)	$229,139	$2,272
Loomis Sayles Limited Term Government and Agency Fund, Class N	615,284	310,599	662,838	13,351	(5,245)	271,151	5,814
Mirova Global Green Bond Fund, Class N	615,575	268,798	639,840	36,570	(24,101)	257,002	4,947
Mirova International Sustainable Equity Fund, Class N	510,216	248,305	683,943	78,737	(31,723)	121,592	1,121
WCM Focused Emerging Markets Fund	—	54,222	—	—	(189)	54,033	—
WCM Focused International Growth Fund	—	121,974	—	—	(1,357)	120,617	—

	$2,259,730	$1,243,516	$2,552,981	$177,501	$(74,232)	$1,053,534	$14,154

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$919,788	$—	$—	$919,788
Bonds and Notes*	—	502,684	—	502,684
Exchange-Traded Funds	119,671	—	—	119,671
Affiliated Mutual Funds	1,053,534	—	—	1,053,534

Total	$2,092,993	$502,684	$—	$2,595,677

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2020 (Unaudited)

Equity	50.9%
Fixed Income	47.9

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%